Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES - 2.4%
1,638,557	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.902	3/25/2039	$ 13,847
6,101,883	Fannie Mae REMICS, 1M Libor + 6.15% (C)	6.002	4/25/2040	312,857
1,330,940	Fannie Mae REMICS, 1M Libor + 6.58% (C)	6.432	8/25/2041	92,868
2,271,468	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.902	8/25/2042	421,461
7,524,066	Fannie Mae REMICS, 1M Libor + 6.10% (C)	5.952	1/25/2043	1,938,997
7,576,776	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.902	3/25/2047	1,571,899
5,000,851	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.902	3/25/2047	867,134
4,638,424	Fannie Mae REMICS, 1M Libor + 6.15% (C)	6.002	9/25/2047	941,780
5,089,648	Fannie Mae REMICS, 1M Libor + 6.20% (C)	6.052	9/25/2048	741,431
1,815,008	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (A)	5.937	11/25/2052	1,796,596
1,826,594	Freddie Mac REMICS, 1M Libor + 6.70% (C)	6.541	2/15/2042	251,222
5,355,856	Freddie Mac REMICS, 1M Libor + 6.10% (C)	5.941	12/15/2044	985,937
408,088	Freddie Mac REMICS, 1M Libor + 6.00% (C)	5.841	5/15/2046	67,477
2,985,292	Freddie Mac REMICS, 1M Libor + 6.10% (C)	5.941	5/15/2047	607,832
7,968,811	Freddie Mac REMICS, 1M Libor + 6.15% (C)	5.991	9/15/2047	1,366,778
3,932,166	Freddie Mac REMICS, 1M Libor + 6.20% (C)	6.041	5/15/2048	527,906
6,060,088	Government National Mortgage Association (A)(C)	1.463	3/16/2047	206,504
26,020,619	Government National Mortgage Association, 1M Libor + 3.43% (C)	3.278	9/20/2049	2,326,662
16,339,394	Government National Mortgage Association (A)(C)	0.636	2/16/2051	410,027
5,303,333	Government National Mortgage Association (A)(C)	0.536	8/16/2051	123,681
32,785,421	Government National Mortgage Association (A)(C)	0.348	11/16/2052	370,000
7,593,119	Government National Mortgage Association (A)(C)	0.702	5/16/2057	370,077
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $22,307,835)			16,312,973

	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3%
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	5.398	12/25/2032	184,159
1,150,541	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	0.898	9/25/2033	1,129,169
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	2.323	8/25/2033	468,129
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	0.883	3/25/2035	580,986
562,272	Accredited Mortgage Loan Trust 2005-3, 1M Libor +0.70%	0.848	9/25/2035	419,230
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	5.398	11/25/2032	312,869
671,268	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	5.398	11/25/2033	706,223
165,477	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor +5.25%	5.398	7/25/2033	153,540
15,879	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	2.998	7/25/2033	17,247
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	5.398	4/25/2034	60,295
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	3.523	4/25/2034	198,539
809,701	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	3.148	4/25/2034	675,273
66,393	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 1.58%	1.723	4/25/2034	65,534
957,962	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	1.543	1/25/2035	940,950
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	3.648	5/25/2035	1,293,967
579,247	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 0.66%	0.808	5/25/2035	597,936
115,683	Adjustable Rate Mortgage Trust 2005-4 (A)	3.836	8/25/2035	113,788
1,341,075	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	0.448	3/25/2037	1,391,731
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	2.928	4/25/2034	194,406
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	2.478	4/25/2034	348,708
1,193,603	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	2.998	9/25/2034	1,212,316
789,645	AFC Home Equity Loan Trust, 1M Libor + 0.81%	0.958	6/25/2029	645,478
81,034	Alternative Loan Trust 2003-4CB (A)	5.848	4/25/2033	39,708
55,392	Alternative Loan Trust 2003-J2	6.000	10/25/2033	50,543
472,641	Alternative Loan Trust 2005-22T1, 1M Libor +5.07%	4.922	6/25/2035	82,735
36,057	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month +1.31%	1.919	7/20/2035	9,754
104,682	Alternative Loan Trust 2005-36 (A)	3.267	5/25/2033	17,456
778,629	Alternative Loan Trust 2005-45, Federal Reserve U.S. 12 month +2.05%	2.659	10/20/2035	613,885
1,396,431	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	880,329
4,635,681	Alternative Loan Trust 2005-56, 1M Libor + 1.16%	1.308	11/25/2035	3,275,281
474,302	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	0.788	11/25/2035	414,144
1,965,302	Alternative Loan Trust 2005-61, 1M Libor +0.42%	0.988	12/25/2035	1,529,886
893,990	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	829,183
494,581	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	0.898	1/25/2036	346,419
609,977	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	1.048	12/25/2036	191,033
314,618	Alternative Loan Trust 2006-HY10 (A)	3.617	5/25/2036	291,410
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2021	251,579
251,698	Alternative Loan Trust 2006- J5	6.500	9/25/2036	141,937
20,215,357	Alternative Loan Trust 2006-OA2 (A)	2.756	5/20/2046	1,722,834
1,588,550	Alternative Loan Trust 2006-OA6, Federal Reserve U.S. 12 month + 0.16%	0.468	7/25/2036	1,650,409
1,247,651	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	1.549	6/25/2046	1,109,140
2,684,748	Alternative Loan Trust 2006-OA7 (B)	1.549	6/25/2046	2,360,190
33,802,635	Alternative Loan Trust 2006-OA10 (B)	2.682	8/25/2046	3,073,380
7,959,788	Alternative Loan Trust 2006-OA10, 1M Libor + 0.19%	2.216	8/25/2046	556,170
1,484,070	Alternative Loan Trust 2006-OA11, 1M Libor + 0.21%	0.528	9/25/2046	1,411,835
1,790,255	Alternative Loan Trust 2006-OA12 (A)	0.362	9/20/2046	1,454,084
6,451,221	Alternative Loan Trust 2006-OA17, 1M Libor + 0.18%	1.569	12/20/2046	499,316
343,244	Alternative Loan Trust 2006-OA19, 1M Libor + 0.16%	0.332	2/20/2047	264,451
214,481	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	174,224
1,456,057	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	0.808	11/25/2035	1,211,566
779,675	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	0.528	5/25/2046	728,555
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
278,146	American Home Mortgage Assets Trust 2006-4, Federal Reserve U.S. 12 month + 0.96%	1.569	9/25/2046	$ 284,132
1,014,766	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	0.358	10/25/2046	680,507
3,566,962	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	0.338	12/25/2046	2,967,655
224,473	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	0.338	6/25/2047	202,353
95,118	American Home Mortgage Investment Trust 2004-2, 12M Libor + 1.50%	1.830	2/25/2044	96,438
3,876,354	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	0.908	11/25/2045	3,277,809
636,341	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	0.608	12/25/2046	530,052
5,632,106	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	0.418	3/25/2037	2,878,427
675,141	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-11, 1M Libor + 4.88%	4.018	12/25/2033	609,119
606,827	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	3.193	5/25/2033	522,061
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	2.908	5/25/2034	1,339,136
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	2.248	11/25/2034	199,798
3,549,545	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R11, 1M Libor + 0.77%	1.303	1/25/2036	4,024,349
160,059	Amortizing Residential Collateral Trust, 1M Libor + 0.83%	0.973	8/25/2031	153,970
219,723	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	2.173	10/25/2031	202,545
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	1.348	10/25/2031	1,060,980
150,622	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	1.948	7/25/2032	150,811
621,894	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W4, 1M Libor +5.25%	4.173	10/25/2033	617,210
368,903	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor +2.78%	2.923	1/25/2034	368,729
89,467	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W8, 1M Libor + 1.05%	1.198	12/25/2033	88,203
1,786,050	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	0.298	7/25/2036	1,583,240
320,787	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	0.298	9/25/2036	142,207
2,000,000	Ashford Hospitality Trust 2018-ASHF, 1M Libor + 3.10%, 144A	3.259	4/15/2035	1,811,326
49,204	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	3.159	8/15/2033	50,232
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	4.273	6/25/2034	477,407
91,781	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	2.698	6/25/2034	92,148
79,677	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	2.248	6/25/2034	79,873
578,030	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 3.00%	3.148	9/25/2034	513,732
1,678,845	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 2.81%	2.953	9/25/2034	1,718,585
62,088	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	1.198	12/25/2034	60,698
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	4.273	9/25/2034	380,969
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	2.998	9/25/2034	280,822
785,723	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1 M Libor + 1.88%	2.023	2/25/2035	844,276
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	1.378	2/25/2035	190,459
5,311,726	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	0.378	11/25/2036	5,260,330
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	2.173	5/25/2035	1,298,722
3,157,162	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	3.373	8/25/2032	3,069,279
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	1.828	1/25/2035	2,213,452
2,017,500	BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M Libor + 1.70%, 144A	1.859	9/15/2034	1,917,696
200,000	BAMLL Trust 2011-FSHN, 144A	5.118	7/11/2033	198,906
300,000	BAMLL Trust 2011-FSHN, 144A	4.769	7/11/2033	299,771
292,544	Banc of America Alternative Loan Trust 2006-8, 1M Libor + 7.86%	6.000	11/25/2036	56,611
789,878	Banc of America Alternative Loan Trust 2006-8	6.000	11/25/2046	174,443
141,097	Banc of America Funding 2004-1 Trust	6.000	2/25/2034	147,603
26,236	Banc of America Funding 2004-C Trust (A)	3.232	12/20/2034	25,047
133,590	Banc of America Funding 2005-F Trust (A)	2.915	9/20/2035	124,635
87,452	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	0.772	9/20/2035	65,831
1,678,265	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	0.712	5/20/2036	745,248
164,081	Banc of America Mortgage 2004-K Trust (A)	4.040	12/25/2034	175,214
614,499	Banc of America Mortgage 2007-1 Trust	6.000	1/25/2037	95,163
18,729,314	BANK 2017-BNK6, 144A (A)	1.500	7/15/2060	1,345,823
211,369	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 3.23%	3.373	12/25/2033	212,478
120,695	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 2.40%	2.548	1/25/2035	121,530
135,249	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	1.138	8/25/2035	124,799
135,249	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	1.078	8/25/2035	126,187
662,180	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	1.063	8/25/2035	622,249
509,438	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	0.868	8/25/2035	480,506
1,074,996	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	1.798	11/25/2035	966,272
58,353	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	1.048	11/25/2035	54,933
483,137	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	0.913	11/25/2035	454,971
52,291	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	0.883	11/25/2035	49,378
759,225	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	0.808	11/25/2035	718,979
212,587	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	0.758	1/25/2036	199,475
415,057	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	0.648	1/25/2036	390,555
15,067	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.56%	0.988	4/25/2036	13,379
15,523	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.52%	0.928	4/25/2036	13,899
31,838	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	0.748	4/25/2036	28,826
30,134	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	0.718	4/25/2036	27,476
1,312,244	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	0.778	7/25/2036	1,232,330
61,552	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	0.673	7/25/2036	57,883
1,118,537	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.33%	0.643	7/25/2036	1,054,363
211,222	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	0.613	7/25/2036	199,774
1,367,116	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	0.438	12/25/2036	1,235,649
1,203,062	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	0.378	12/25/2036	1,132,201
1,115,766	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	1.348	1/25/2037	1,622,742
652,727	Bayview Commercial Asset Trust 2006-SP2,144A, 1M Libor + 0.56%	0.708	1/25/2037	606,096
607,597	Bayview Commercial Asset Trust 2006-SP2,144A, 1M Libor + 0.49%	0.638	1/25/2037	564,053
1,957,720	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	0.618	1/25/2037	1,823,945
467,286	Bayview Commercial Asset Trust 2007-1,144A, 1M Libor + 0.29%	0.438	3/25/2037	427,051
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
131,619	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	0.368	3/25/2037	$ 123,565
1,757,331	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	0.468	7/25/2037	1,606,362
2,290,308	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	0.698	9/25/2037	2,762,149
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%**	1.648	10/25/2037	9,382,764
1,559,132	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	1.148	10/25/2037	1,557,675
8,500,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%**	1.648	12/25/2037	8,176,392
4,754,215	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%**	1.648	1/25/2038	4,624,842
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 3.38%, 144A	3.523	4/25/2036	3,164,622
1,303,034	Bayview Financial Acquisition Trust (B)	6.096	12/28/2036	1,365,718
4,756,909	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	5.398	8/28/2044	5,092,239
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	2.173	6/28/2044	2,179,149
594,780	BCAP LLC 2008-RR3 Trust, 144A	6.668	10/25/2036	323,585
1,845,553	BCAP LLC 2009-RR4 Trust, 144A	6.500	6/26/2037	858,923
596,709	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	0.318	1/25/2037	600,666
340,726	BCMSC Trust 2001-A (A)	8.265	12/15/2030	107,044
1,311,429	Bear Stearns ALT-A Trust 2003-5 (A)	2.800	12/25/2033	1,292,416
428,572	Bear Stearns ALT-A Trust 2003-6 (A)	2.925	1/25/2034	259,402
723,443	Bear Stearns ALT-A Trust 2005-3 (A)	3.068	4/25/2035	679,124
297,485	Bear Stearns ALT-A Trust 2005-7 (A)	3.110	9/25/2035	174,343
2,748,415	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	0.648	1/25/2036	3,457,153
1,746,905	Bear Stearns ALT-A Trust 2006-4 (A)	3.229	8/25/2036	1,317,544
583,571	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	0.488	4/25/2037	534,385
81,792	Bear Stearns ARM Trust 2002-1 (A)	4.490	2/25/2024	81,211
193,948	Bear Stearns ARM Trust 2004-6 (A)	3.462	9/25/2034	187,801
101,262	Bear Stearns ARM Trust 2004-7 (A)	2.625	10/25/2034	100,695
603,505	Bear Stearns ARM Trust 2005-12 (A)	3.197	2/25/2036	588,815
135,589	Bear Stearns ARM Trust 2007-4 (A)	3.624	6/25/2047	132,831
50,822	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	0.548	10/25/2034	42,626
697,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	6.148	10/25/2034	712,731
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	2.998	6/25/2034	237,194
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	2.998	9/25/2034	741,223
542,598	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	2.848	9/25/2034	513,158
112,687	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	4.273	8/25/2034	41,011
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	5.773	8/25/2034	166,136
57,155	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	2.248	8/25/2034	57,259
618,958	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	2.773	9/25/2034	546,408
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	2.248	9/25/2034	575,271
376,446	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	2.773	11/25/2034	292,594
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	2.248	11/25/2034	1,708,244
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	2.848	12/25/2034	963,603
851,017	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	2.023	4/25/2035	1,095,864
166,538	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	0.318	3/25/2037	792,799
103,406	Bear Stearns Asset Backed Securities Trust (B)	8.410	10/25/2029	109,682
226,810	Bear Stearns Asset Backed Securities Trust (B)	8.220	10/25/2029	234,636
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	5.773	7/25/2034	50,200
175,868	Bear Stearns Asset Backed Securities Trust, 1M Libor + 1.88%	2.023	7/25/2034	178,603
206,872	Bear Stearns Asset Backed Securities Trust 2003-AC4 (B)	5.658	9/25/2033	201,538
112,344	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	5.023	10/25/2033	115,897
68,700	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	2.798	11/25/2033	56,328
73,148	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	3.523	1/25/2034	24,373
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	2.998	1/25/2034	74,388
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	5.201	2/25/2034	106,174
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	4.986	3/25/2034	319,275
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	2.773	3/25/2034	56,911
147,707	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	2.248	3/25/2034	150,146
33,410	Bear Stearns Asset Backed Securities Trust 2004-SD1 (B)	6.000	12/25/2042	9,514
1,016,463	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	3.898	12/25/2044	1,037,703
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2, 1M Libor + 2.50%	2.648	7/25/2036	3,155,338
114,591	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	114,390
2,142,453	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	0.408	8/25/2036	2,309,067
3,970,509	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	0.358	12/25/2046	4,338,696
476,375	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	0.308	12/25/2046	451,634
223,061	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	0.288	3/25/2037	205,016
47,941	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	0.468	3/25/2037	45,403
2,500,000	Braemar Hotels & Resorts Trust 2018-Prime, 1M Libor + 1.05%, 144A	1.209	6/15/2035	2,376,916
1,663,509	Bravo Mortgage Asset Trust, 1M Libor + 0.40%, 144A	0.548	7/25/2036	1,545,068
596,671	Business Loan Express Business Loan Trust 2007-A, 1M Libor + 1.10%, 144A	1.252	10/20/2040	410,088
58,037	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	2.473	5/25/2034	64,979
5,185,489	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.62%	1.078	12/25/2035	2,362,689
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	1.318	2/25/2035	1,126,319
1,565,400	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	0.308	10/25/2036	1,504,873
861,649	Carrington Mortgage Loan Trust Series 2006-NC5, 1M Libor + 0.11%	0.258	1/25/2037	854,525
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	0.408	2/25/2037	472,726
1,549,912	CBA Commercial Small Balance Commercial Mortgage, (B), 144A	6.040	1/25/2039	1,193,485
2,549,247	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	5.835	1/25/2037	1,169,946
930,862	C-BASS 2007-CB1 TRUST (B)	5.721	1/25/2037	427,297
480,970	C-BASS 2007-CB1 TRUST (B)	0.218	1/25/2037	194,597
947,377	C-BASS Mortgage Loan Trust 2007-CB3 (B)	3.523	3/25/2037	497,258
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	2.998	10/25/2033	$ 767,534
83,328	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	2.773	11/25/2033	83,914
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	1.948	6/25/2034	604,191
675,990	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	1.948	11/25/2034	615,038
1,358,330	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	1.063	11/25/2034	1,378,530
344,825	Centex Home Equity Loan Trust 2001-B (B)	7.330	7/25/2032	304,456
96,121	Centex Home Equity Loan Trust 2003-A, 1M Libor + 1.73%	1.878	3/25/2033	92,652
950,203	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	1.723	3/25/2034	932,810
126,422	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	1.648	9/25/2034	127,652
278,129	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	1.183	9/25/2034	278,861
360,080	Chase Funding Trust Series 2003-1, 1M Libor +0.66%	0.808	11/25/2032	356,887
131,719	Chase Funding Trust Series 2003-3	4.885	5/25/2032	89,127
629,378	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	602,583
32,960	Chase Mortgage Finance Trust Series 2007-A1 (A)	3.439	2/25/2037	31,093
129,341	Chase Mortgage Finance Trust Series 2007-A1 (A)	3.385	2/25/2037	130,276
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, (A), 144A	7.270	3/25/2049	1,605,650
115,068	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 1M Libor + 2.65%, 144A	2.798	3/25/2049	115,305
77,429	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1M Libor + 0.32%, 144A	0.468	5/25/2035	77,129
701,810	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	0.328	5/25/2048	588,327
223,848	CHL Mortgage Pass-Through Trust 2003-48 (A)	2.803	10/25/2033	168,159
505,208	CHL Mortgage Pass-Through Trust 2003-58 (A)	2.677	2/19/2034	479,058
42,735	CHL Mortgage Pass-Through Trust 2004-25, 1M Libor + 0.78%	0.928	2/25/2035	39,831
435,607	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	0.828	3/25/2035	398,777
68,339	CHL Mortgage Pass-Through Trust 2005-11 (A)	2.687	4/25/2035	55,200
541,037	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.32%	0.468	4/25/2035	346,967
35,335	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	0.418	4/25/2035	33,427
413,700	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	236,175
126,174	CHL Mortgage Pass-Through Trust 2006-HYB3 (A)	3.592	5/20/2036	121,526
115,086	CHL Mortgage Pass-Through Trust 2007-HYB2 (A)	3.081	2/25/2047	107,072
309,300	CHL Mortgage Pass-Through Trust 2007-J3	6.000	7/25/2037	201,569
2,528,000	CHT 2017-COSMO Mortgage Trust, 1M Libor + 3.00%, 144A	3.159	11/15/2034	2,433,208
3,118,027	CIT Home Equity Loan Trust 2002-2 (B)	6.490	2/25/2031	3,328,037
132,130	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	83,295
58,052	Citicorp Mortgage Securities Trust Series 2007-7 (C) +	0.000	8/25/2037	45,389
2,336,500	Citicorp Residential Mortgage Trust Series 2006-1 (B)	6.142	7/25/2036	2,448,099
4,427,731	Citicorp Residential Mortgage Trust Series 2006-1 (B)	4.993	7/25/2036	3,275,280
1,245,051	Citicorp Residential Mortgage Trust Series 2006-2 (B)	5.996	9/25/2036	391,011
4,028,400	Citicorp Residential Mortgage Trust Series 2007-2 (B)	4.994	6/25/2037	4,187,657
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27, 144A (A)	1.569	2/10/2048	1,879,879
167,904	Citigroup Global Markets Mortgage Securities VII, Inc.	7.000	12/25/2027	149,796
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	1.498	1/25/2032	447,167
53,349	Citigroup Mortgage Loan Trust 2004-HYB2 (A)	3.547	3/25/2034	53,029
310,914	Citigroup Mortgage Loan Trust 2005-3 (A)	3.151	8/25/2035	277,284
138,486	Citigroup Mortgage Loan Trust 2006-AR1, H15T1Y + 2.40%	2.520	3/25/2036	137,931
1,570,498	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	0.898	1/25/2036	1,356,633
111,630	Citigroup Mortgage Loan Trust 2007-10 (A)	3.387	9/25/2037	108,646
2,051,936	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	0.218	5/25/2037	1,613,024
301,936	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17% 144A	0.318	5/25/2037	264,994
103,191	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	0.228	1/25/2037	85,523
78,240	Citigroup Mortgage Loan Trust 2007-AR8 (A)	3.362	7/25/2037	73,821
409,876	Citigroup Mortgage Loan Trust 2007-OPX1 (B)	6.333	1/25/2037	221,960
160,084	Citigroup Mortgage Loan Trust Inc (A)	3.906	2/25/2034	163,996
1,237	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	2.008	2/25/2035	1,259
430,964	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	1.243	2/25/2035	424,057
607,130	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.26%	0.408	10/25/2035	501,779
3,911,474	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.65%	1.123	11/25/2035	2,211,392
96,407	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	97,233
1,394,545	Conseco Financial Corp. (A)	7.950	11/15/2026	1,185,037
266,238	Conseco Finance Corp (A)	7.540	6/15/2028	272,601
3,470,047	Conseco Financial Corp. (A)	6.830	4/1/2030	3,385,929
82,907	Conseco Finance Corp (A)	6.980	9/1/2030	77,747
1,416,043	Conseco Financial Corp. 1M Libor + 5.25%	5.409	4/15/2032	1,454,277
34,995	Conseco Financial Corp. 1M Libor + 2.75%	2.909	4/15/2032	35,031
959,425	Conseco Finance Home Equity Loan Trust 2002-B, 1M Libor +5.25%	5.409	5/15/2033	991,461
1,045,368	Conseco Finance Securitizations Corp. (A)	9.831	12/1/2033	40,276
3,000,000	Conseco Finance Securitizations Corp. (A)	9.546	12/1/2033	3,068,713
788,431	Conseco Finance Securitizations Corp. (A)	7.690	3/1/2031	726,912
101,208	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	3.523	3/25/2032	105,920
1,084,194	Countrywide Asset-Backed Certificates, 1M Libor + 0.90%	1.048	5/25/2032	1,047,568
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	2.398	11/25/2032	563,740
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	2.698	4/25/2033	320,304
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	2.248	8/25/2033	454,826
802,349	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	1.168	9/25/2033	796,838
240,535	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	2.098	3/25/2034	240,912
200,272	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	2.023	4/25/2034	193,345
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	2.398	7/25/2034	22,292
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	2.023	10/25/2034	63,856
1,133,380	Countrywide Asset-Backed Certificates, 1M Libor + 2.80%	4.348	12/25/2034	1,198,791
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
306,481	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	0.648	3/25/2036	$ 298,411
2,646,566	Countrywide Asset-Backed Certificates, 1M Libor + 0.65%	1.123	4/25/2036	1,876,183
1,186,897	Countrywide Asset-Backed Certificates, 1M Libor + 0.41%	0.558	7/25/2036	1,083,621
486,480	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	0.408	12/25/2036	429,119
2,133,368	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	0.428	3/25/2037	2,121,212
174,362	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	0.288	5/25/2037	165,788
1,602,223	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	0.308	1/25/2046	1,592,504
1,141,429	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%, 144A	0.598	3/25/2047	967,485
293,944	Credit Suisse First Boston Mortgage Securities Corp. (A)	3.939	6/25/2032	298,822
161,328	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	2.148	10/25/2032	160,770
1,488,461	Credit Suisse First Boston Mortgage Securities Corp. (A)	6.723	2/25/2033	1,368,220
101,000	Credit Suisse First Boston Mortgage Securities Corp. (A)	2.862	3/25/2033	97,311
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	3.398	4/25/2034	118,597
1,209,404	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 1.15%	1.298	11/25/2034	1,043,932
634,271	Credit Suisse First Boston Mortgage Securities Corp.	5.500	2/25/2035	636,656
152,405	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	2.148	2/25/2035	151,949
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	2.098	4/25/2032	895,911
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.148	5/25/2032	582,084
446,122	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	5.773	10/25/2032	460,070
138,161	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	1.573	1/25/2033	137,114
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.212	3/25/2034	190,874
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.212	3/25/2034	227,163
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.148	3/25/2034	110,529
53,842	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	1.243	1/25/2035	53,639
186,708	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	2.848	7/25/2035	186,796
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	1.093	7/25/2035	341,715
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (B)	6.000	9/25/2035	2,468,071
435,166	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.50%	1.648	12/25/2035	411,959
55,999	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	0.943	12/25/2035	55,695
2,335,014	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.05%, 144A	1.198	7/25/2036	2,315,169
445,000	Credit-Based Asset Servicing & Securitization LLC (B)	6.114	4/25/2037	388,790
1,116,071	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	0.488	7/25/2037	908,186
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.898	5/25/2050	1,259,295
597,347	CSFB Mortgage-Backed Trust Series 2004-7 (A)	5.937	11/25/2034	390,530
3,795,158	CSMC 2018-RPL8 Trust, 144A	4.125	7/25/2058	3,811,428
508,199	CWABS Asset-Backed Certificates Trust 2005-1 (A)	4.878	7/25/2035	534,247
64,932	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.177	7/25/2035	65,156
2,000,000	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.177	3/25/2034	2,039,083
783,000	CWABS Asset-Backed Certificates Trust 2005-4 (A)	5.236	2/25/2036	700,678
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor +4.50%	4.648	8/25/2033	2,155,383
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +3.00%	3.148	4/25/2034	13,376
61,815	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +2.33%	2.473	5/25/2034	62,051
65,272	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +0.86%	1.003	8/25/2034	64,873
1,854,642	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%, 144A	0.339	5/15/2035	1,815,369
412,753	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	0.359	5/15/2036	389,901
3,000,000	DBJPM 17-C6 Mortgage Trust, 144A (A)	3.234	6/10/2050	2,744,232
202,008	Delta Funding Home Equity Loan Trust 1999-3 (B)	8.100	1/15/2030	157,805
1,295,657	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	0.548	8/25/2047	798,822
952,935	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1M Libor + 0.25%, 144A	0.397	5/28/2037	250,263
358,361	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.88%	2.027	7/19/2044	224,939
21,088	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	1.802	8/25/2035	19,190
29,723	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.66%	0.812	2/19/2045	1,632
906,881	DSLA Mortgage Loan Trust 2007-AR1, 1M Libor + 0.18%	0.332	4/19/2047	824,559
1,007,443	EMC Mortgage Trust Loan Trust 2002-A, 1M Libor + 2.55%, 144A	2.698	5/25/2039	942,650
432,487	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	4.048	12/25/2034	305,132
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	1.348	4/25/2035	824,923
887,983	Equity One Mortgage Pass-Through Trust 2004-3 (B)	4.317	7/25/2034	846,516
564,128	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	2.323	6/25/2034	527,971
284,336	Finance America Mortgage Loan Trust 2004-2, 1M Libor +0.90%	1.048	8/25/2034	281,347
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	2.248	5/25/2034	132,526
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	1.723	2/25/2033	509,807
114,313	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	2.148	9/25/2032	117,489
977,059	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	2.773	9/25/2033	952,427
3,101,654	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	2.518	2/25/2034	3,073,817
554,549	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	2.548	8/25/2034	567,466
803,091	First Franklin Mortgage Loan Trust 2004-FF7 (B)	5.500	9/25/2034	806,779
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	2.323	9/25/2034	1,186,245
859,317	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	1.573	10/25/2034	862,156
913,553	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor +2.70%	2.848	1/25/2035	898,317
8,171,845	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	0.958	10/25/2035	8,309,533
84,100	First Franklin Mortgage Loan Trust 2005-FFH4, 1M Libor + 0.48%	0.868	12/25/2035	84,060
4,610,083	First Franklin Mortgage Loan Trust 2005-FF10, 1M Libor + 0.27%	0.418	7/25/2036	5,924,508
4,949,419	First NLC Trust 2005-1, 1M Libor + 0.65%	0.000	5/25/2035	4,499,982
1,426,183	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	0.428	8/25/2037	919,955
2,205,025	FOCUS Brands Funding LLC, 144A	5.093	4/30/2047	2,122,327
60,628	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	2.473	5/25/2034	62,458
361,066	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	1.873	8/25/2034	320,648
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
451,388	GE Capital Mortgage Services Corp. 1999-HE3 Trust (A)	7.775	10/25/2029	$ 475,200
133,638	GE Capital Mortgage Services Inc 1999-HE2 Trust (A)	7.905	7/25/2029	72,666
2,036,263	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	1,973,103
930,618	Global Mortgage Securitization Ltd., 1M Libor + 0.27%, 144A	0.418	4/25/2032	888,890
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 (B)	5.000	7/25/2035	1,597,468
65,986	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	0.608	4/25/2036	76,851
151,455	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	0.358	1/25/2047	264,909
430,601	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	0.723	10/25/2034	379,195
1,400,000	GS Mortgage Securities Corp Trust 2017-SLP, 144A (A)	4.591	10/10/2032	1,322,843
1,200,000	GS Mortgage Securities Corp Trust 2019-SMP, 1M Libor + 1.50%, 144A	1.659	8/15/2032	1,168,800
1,000,000	GS Mortgage Securities Trust 2011-GC3, 144A (A)	5.545	3/10/2044	991,703
1,379,110	GSAA Home Equity Trust 2005-2, 1M Libor + 2.18%	2.323	12/25/2034	1,423,135
350,473	GSAA Home Equity Trust 2005-5, 1M Libor + 0.95%	1.093	2/25/2035	357,654
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	1.948	6/25/2035	3,761,169
64,650	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	0.308	3/25/2036	32,284
1,842,000	GSAA Trust (B)	5.760	11/25/2034	1,721,837
27,370	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	2.927	3/20/2033	29,313
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	2.698	11/25/2034	79,827
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	2.623	10/25/2034	82,217
1,173,201	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	0.268	12/25/2036	721,011
2,000,000	GSAMP Trust 2007-SEA1, 144A, (B)	5.500	12/25/2036	1,956,361
1,887,759	GSMPS Mortgage Loan Trust 2003-3, 144A (A)	7.082	6/25/2043	527,824
176,752	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%, 144A	0.498	1/25/2036	144,444
137,422	GSR Mortgage Loan Trust 2003-1, 1M Libor + 1.75%	2.930	3/25/2033	120,711
163,496	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	167,614
21,155	GSR Mortgage Loan Trust 2004-7 (A)	3.072	6/25/2034	20,898
2,493,626	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	0.498	5/25/2036	192,891
1,188,084	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	0.498	10/25/2036	178,129
133,975	GSR Mortgage Loan Trust 2006-AR2 (A)	3.259	4/25/2036	110,954
31,454	GSR Mortgage Loan Trust 2006-AR2, 1M Libor + 0.78%	0.928	12/25/2035	16,117
1,537,206	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	0.668	8/25/2046	925,163
24,639,311	HarborView Mortgage Loan Trust 2005-8 (A)	2.128	9/19/2035	1,213,538
4,648,786	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	0.712	2/19/2036	3,386,211
15,543,786	HarborView Mortgage Loan Trust 2006-1 (A)	2.226	3/19/2036	1,081,358
191,084	HarborView Mortgage Loan Trust 2006-7, 1M Libor + 0.20%	0.552	9/19/2046	171,501
1,369,790	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.38%	0.532	7/21/2036	1,493,023
5,915,740	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	0.392	11/19/2036	5,348,740
1,051,716	HarborView Mortgage Loan Trust 2006-14, 1M Libor + 0.20%	0.352	2/19/2037	1,334,590
2,763,204	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	0.332	3/19/2037	2,620,796
2,304,927	HarborView Mortgage Loan Trust 2007-7, 1M Libor + 1.00%	1.148	10/25/2037	2,251,433
2,212,507	Helios Issuer LLC, 144A	8.000	9/20/2049	2,199,665
2,000,000	HMH Trust 2017-NSS, 144A	8.481	7/5/2031	1,416,393
2,500,000	HMH Trust 2017-NSS, 144A	6.292	7/5/2031	2,139,836
850,000	HMH Trust 2017-NSS, 144A	3.062	7/5/2031	813,140
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	2.698	3/25/2033	241,764
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	3.648	3/25/2034	1,306,089
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	2.648	4/25/2034	260,398
135,035	Home Equity Asset Trust, 1M Libor + 2.35%	2.498	4/25/2034	132,999
447,527	Home Equity Asset Trust, 1M Libor + 2.60%	2.748	8/25/2034	734,625
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	1.648	3/25/2035	762,794
250,227	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	1.998	6/25/2032	239,737
925,425	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	2.898	10/25/2034	977,511
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	1.798	12/25/2034	213,403
1,133,206	Home Equity Asset Trust 2005-4, 1M Libor + 1.68%	1.828	10/25/2035	1,260,078
80,374	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 0.74%	0.883	8/25/2035	80,983
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	0.808	3/25/2036	128,433
5,535,251	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	0.308	11/25/2036	5,223,997
205,207	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E, 1M Libor + 0.12%	0.268	4/25/2037	162,156
1,777,403	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.24%	0.388	4/25/2037	1,365,293
818,384	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	0.368	4/25/2037	701,835
471,747	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	2.323	12/25/2032	446,100
109,123	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (B)	4.802	4/25/2033	137,176
262,272	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	2.323	11/25/2034	262,570
304,495	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	2.023	3/25/2035	301,664
162,398	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	1.573	3/25/2035	156,429
357,275	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	1.723	3/25/2035	351,731
179,016	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	1.123	12/25/2034	176,281
84,600	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.30%	2.098	3/25/2035	69,529
648,241	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	2.023	3/25/2035	533,374
4,786,926	HSI Asset Securitization Corp Trust 2007-WF1, 1M Libor + 0.27%	0.418	5/25/2037	5,476,093
453,975	IMC Home Equity Loan Trust 1998-1 (B)	7.530	6/20/2029	470,637
3,181	IMC Home Equity Loan Trust 1998-5 (B)	6.560	3/15/2037	3,245
78,626	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	2.398	9/25/2034	75,684
564,360	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	0.888	3/25/2035	560,827
87,512	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	2.623	4/25/2035	84,012
131,268	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	1.273	4/25/2035	123,124
745,736	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	0.913	4/25/2035	696,637
436,164	Impac CMB Trust Series 2005-2, 1M Libor + 0.65%	0.793	4/25/2035	426,829
8,575	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	3.523	10/25/2035	9,172
268,552	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	222,882
4,210,387	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	1.798	2/25/2035	3,395,783
1,679,988	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,013,018
1,717,989	IndyMac IMJA Mortgage Loan Trust 2007-A3	6.250	11/25/2037	1,114,084
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
3,250,613	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	0.328	7/25/2047	$ 2,686,620
126,028	IndyMac INDA Mortgage Loan Trust 2006-AR3 (A)	3.188	12/25/2036	118,881
95,391	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	0.948	8/25/2034	87,943
1,453,503	IndyMac INDX Mortgage Loan Trust 2004-AR6 (A)	3.476	10/25/2034	1,462,977
1,912,354	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	0.868	1/25/2035	1,604,492
3,659,988	IndyMac INDX Mortgage Loan Trust 2005-AR16IP, 1M Libor + 0.64%	0.788	7/25/2045	3,256,316
4,960,482	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	0.768	10/25/2036	2,860,090
426,282	IndyMac INDX Mortgage Loan Trust 2005-AR23 (A)	2.947	11/25/2035	402,632
73,472	IndyMac INDX Mortgage Loan Trust 2006-AR5 (A)	3.468	5/25/2036	73,328
92,764	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	0.548	6/25/2046	82,167
606,813	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.23%	0.378	7/25/2046	596,556
980,868	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	0.318	11/25/2036	939,490
800,527	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	0.228	11/25/2036	762,016
2,214,064	IndyMac INDX Mortgage Loan Trust 2007-FLX3, 1M Libor + 0.27%	0.418	6/25/2037	2,597,496
38,392	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	0.568	9/25/2035	38,034
3,000,000	J.P. Morgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN, 1M Libor + 2.50%, 144A	3.500	11/15/2035	2,408,565
553,159	JP Morgan Alternative Loan Trust (A)	3.498	5/25/2036	437,215
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.071	4/15/2045	223,971
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.071	4/17/2045	151,159
3,350,436	JP Morgan Chase Commercial Mortgage Securities Trust 2012-WLDN, 144A	3.910	5/5/2030	2,742,786
1,210,500	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11, (A)	4.167	4/15/2046	841,092
27,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PTC, 1M Libor + 3.12%, 144A	3.279	4/15/2031	26,457
51,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PTC, 1M Libor + 2.30%, 144A	2.459	4/15/2031	50,179
957,411	JP Morgan Mortgage Trust 2005-A1 (A)	3.224	2/25/2035	654,800
119,021	JP Morgan Mortgage Trust 2006-A6 (A)	2.740	10/25/2036	102,472
269,143	JP Morgan Mortgage Trust 2006-A7 (A)	3.206	1/25/2037	251,169
155,908	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	94,210
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.60%, 144A	0.748	6/25/2037	3,544,825
53,216	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	56,765
2,271,124	Lehman Mortgage Trust 2005-3	5.500	1/25/2036	1,708,046
5,437,798	Lehman Mortgage Trust 2007-5, 1M Libor + 6.34%	6.192	6/25/2037	1,415,605
138,175	Lehman XS Trust 2007-1, 1M Libor + 0.23%	0.608	2/25/2037	107,849
1,390,712	Lehman XS Trust 2007-6, 1M Libor + 0.21%	0.568	5/25/2037	1,213,365
1,304,347	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	0.648	11/25/2035	1,036,585
5,683,329	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	1.669	2/25/2036	5,294,940
774,226	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	0.388	6/25/2047	692,250
1,084,444	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	0.348	7/25/2047	1,046,023
202,855	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	0.998	9/25/2047	198,916
26,289	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	2.773	8/25/2033	26,911
29,616	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	1.798	10/25/2034	29,527
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	2.098	9/25/2034	74,334
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	1.948	9/25/2034	145,217
5,095,853	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	1.573	2/25/2035	5,028,909
285,802	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	0.548	3/25/2036	15,918
439,695	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	0.498	3/25/2036	23,344
1,352,750	Mastr Asset Backed Securities Trust 2004-FRE1, 1M Libor + 2.10%	2.248	7/25/2034	1,386,154
2,570,447	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	3.898	9/25/2034	2,585,316
657,256	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 2.85%	2.998	9/25/2034	554,853
111,571	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.50%	1.648	9/25/2034	109,841
47,199	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	1.108	10/25/2034	47,227
104,016	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	1.348	12/25/2034	104,500
55,027	MASTR Asset Securitization Trust 2004-1 (A)	5.492	2/25/2034	52,436
92,443	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	73,219
332,556	Mastr Specialized Loan Trust, (B), 144A	6.250	7/25/2035	381,006
1,154,412	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (A)	2.610	10/20/2029	1,148,683
931,272	MERIT Securities Corp (B)	8.350	7/28/2033	814,154
885,575	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	0.398	8/25/2037	845,270
77,364	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 (A)	3.128	12/25/2032	67,481
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	2.623	7/25/2034	1,097,186
185,606	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	4.498	8/25/2035	184,768
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	2.923	12/25/2034	498,071
2,927,116	Merrill Lynch Mortgage Investors Trust Series 2005-A6, 1M Libor +0.65%	1.123	8/25/2035	4,117,603
1,092,952	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	5.773	9/25/2035	1,103,968
241,311	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	0.943	9/25/2035	240,968
17,006	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	2.875	9/25/2037	16,301
764,894	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	2.752	9/25/2037	472,534
76,653	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (A)	3.051	2/25/2034	69,705
163,028	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	1.723	9/25/2031	168,598
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	5.098	4/25/2033	709,429
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	5.773	9/25/2033	569,629
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	5.548	9/25/2033	432,814
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	5.773	10/25/2033	755,615
12,012	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	3.298	5/25/2034	13,735
712,507	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	2.173	8/25/2034	712,688
248,760	Morgan Stanley ABS Capital I Inc Trust 2004-HE7, 1M Libor + 2.85%	2.998	8/25/2034	255,822
15,586	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	2.848	9/25/2034	15,750
134,369	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	2.098	9/25/2034	134,115
798,863	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	1.723	11/25/2034	736,102
42,430	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	1.873	7/25/2034	41,933
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	2.923	9/25/2034	70,097
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
382,004	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	2.023	9/25/2034	$ 384,601
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	1.573	1/25/2035	1,127,179
1,234,050	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	1.453	12/25/2034	1,128,445
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	1.168	1/25/2035	450,871
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	2.023	1/25/2035	311,590
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	1.243	1/25/2035	1,038,683
1,887,631	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	1.183	3/25/2035	1,430,583
1,601,683	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	1.123	2/25/2035	1,191,655
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	1.198	4/25/2035	196,195
3,947,482	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	0.378	9/25/2036	2,339,946
334,157	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	0.208	12/25/2036	214,131
1,227,000	Morgan Stanley Capital I Trust 2019-MEAD, 144A (A)	3.177	11/10/2036	1,127,525
99,000	Morgan Stanley Capital I Trust 2019-MEAD, 144A (A)	3.177	11/10/2036	96,497
1,330,849	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	0.248	4/25/2037	888,344
2,334,647	Morgan Stanley IXIS Real Estate Capital Trust 2006-2, 1M +0.15%	0.298	11/25/2036	1,096,821
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	0.468	4/25/2037	1,385,667
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	0.468	4/25/2037	348,014
56,353	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	1.805	5/25/2035	59,878
234,919	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	0.958	5/25/2035	233,368
802,448	Motel 6 Trust 2017-MTL6, 1M Libor + 3.25%, 144A	3.409	8/15/2034	791,979
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	0.428	3/25/2037	2,280,321
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	4.911	1/25/2034	1,074,065
99,968	New Century Home Equity Loan Trust 2004-1	2.173	5/25/2034	100,742
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	1.348	3/25/2035	4,000,616
3,635,203	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	1.168	6/25/2035	2,604,769
338,072	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	0.308	8/25/2036	330,036
1,340,197	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	3.148	1/25/2033	1,243,404
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	5.773	7/25/2033	165,586
236,676	New Century Home Equity Loan Trust Series 2003-5 (B)	6.000	11/25/2033	241,110
29,202	New Century Home Equity Loan Trust Series 2003-5 (B)	5.008	11/25/2033	28,891
443,763	Newcastle Mortgage Securities Trust 2007-1, 1M Libor +0.65%	0.798	4/25/2037	2,022,742
135,884	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor +1.10%	1.248	8/25/2034	142,990
306,811	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (A)	3.305	6/25/2036	268,809
34,289	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%	0.768	1/25/2036	93,768
75,129	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	1.273	12/25/2033	75,145
1,939,539	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.70%	2.848	6/25/2034	1,666,184
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.55%	2.698	6/25/2034	1,308,890
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	2.923	12/25/2034	95,703
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	2.698	3/25/2035	2,423,364
3,237,469	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	1.918	6/25/2035	2,228,785
553,719	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	0.518	9/25/2046	539,647
3,139,252	NRZ Excess Spread-Collateralized Notes, 144A **	5.670	5/25/2023	3,132,565
1,885,121	Oakwood Mortgage Investors, Inc. (A)	7.760	3/15/2032	1,898,067
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	2.173	1/25/2034	421,036
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	2.623	1/25/2034	266,194
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	2.848	5/25/2034	570,964
576,609	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.88%	2.023	5/25/2034	582,365
250,955	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	1.723	5/25/2034	249,322
5,468,396	Optone Delware Trust 2016-1 Adj%, 144A (A)(C)	22.471	2/26/2038	4,316,802
223,444	Origen Manufactured Housing Contract Trust 2001-A (A)	7.820	3/15/2032	220,120
1,025,645	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	2.923	7/25/2035	1,201,706
253,863	Ownit Mortgage Loan Trust Series 2006-2 (B)	6.133	1/25/2037	257,694
1,129,788	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1, 1M Libor +2.78%	2.923	9/25/2034	1,120,760
200,033	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	0.868	8/25/2035	199,728
2,669,998	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	1.258	3/25/2035	2,032,140
2,831,030	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	1.138	9/25/2035	2,280,045
1,322,652	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	2.848	10/25/2034	1,278,153
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	1.873	10/25/2034	189,529
66,701	Popular ABS Mortgage Pass-Through Trust 2005-5 (B)	3.756	11/25/2035	67,844
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	2.623	6/25/2035	959,674
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	2.998	8/25/2035	704,057
305,439	Prime Mortgage Trust 2006-1	5.500	6/25/2036	304,545
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	0.868	2/25/2035	527,003
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	0.748	2/25/2035	811,185
300,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	3.648	1/25/2030	305,853
180,928	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	0.990	1/25/2031	165,342
737,648	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	0.930	1/25/2031	675,027
1,938,496	Quest Trust, 1M Libor + 5.25%, 144A	4.502	12/25/2033	1,744,323
340,207	Quest Trust, 1M Libor + 4.88%, 144A	5.023	2/25/2034	349,013
1,585,939	Quest Trust, 1M Libor + 3.23%, 144A	3.373	6/25/2034	1,534,497
791,145	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	0.748	6/25/2044	703,704
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	2.923	9/25/2034	182,562
663,118	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	0.500	11/25/2046	633,454
11,962	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	0.598	5/25/2030	11,125
4,991,958	RALI Series 2005-QO1 Trust, 1M Libor +0.38%	0.528	8/25/2035	2,445,694
315,469	RALI Series 2005-QS7 Trust	5.500	6/25/2035	309,806
2,327,742	RALI Series 2006-QO7 Trust, Federal Reserve U.S. 12 month + 0.80%	1.543	9/25/2046	2,161,619
608,341	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	0.348	10/25/2046	586,113
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
249,243	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	0.548	6/25/2036	$ 174,055
54,522,471	RALI Series 2006-QS12 Trust (A)(C)	0.462	9/25/2036	723,704
932,370	RALI Series 2007-QH3 Trust, 1M Libor + 0.21%	0.358	4/25/2037	2,927,314
711,258	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	0.398	6/25/2037	25,674
657,491	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	0.418	8/25/2037	350,564
386,390	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	2.848	10/25/2033	383,115
6,258	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	2.998	10/25/2031	6,266
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	1.093	9/25/2035	969,755
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	0.898	9/25/2035	400,963
812,814	RAMP Series 2006-RS1 Trust, 1M Libor +0.41%	0.763	1/25/2036	570,621
2,218,589	RAMP Series 2006-RZ2 Trust, 1M Libor +0.51%	0.658	5/25/2036	2,480,284
799,011	RASC Series 2003-KS4 Trust, 1M Libor + 0.58%	0.728	6/25/2033	767,126
1,844,466	RASC Series 2004-KS6 Trust	4.956	7/25/2034	1,660,431
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	2.023	7/25/2035	2,930,149
379,241	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	5.398	12/25/2032	305,664
14,284,272	Reperforming Loan REMIC Trust 2005-R1, 144A (A)	5.964	3/25/2035	2,374,842
16,122,498	Reperforming Loan REMIC Trust 2005-R2, 144A (A)	5.506	6/25/2035	1,806,252
18,422,462	Reperforming Loan REMIC Trust 2006-R1	5.589	1/25/2036	2,262,684
1,431,983	Residential Asset Securitization Trust 2003-A4	5.750	5/25/2033	1,134,170
22,519,026	Residential Asset Securitization Trust 2005-A11CB (A)(C)	0.339	10/25/2035	189,962
1,933,601	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	1,143,032
1,443,569	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,148,544
1,820,832	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,484,454
2,766,848	Residential Asset Securitization Trust 2007-A9 (A)(C)	7.000	9/25/2037	642,994
223,948	SACO I Inc., 144A (A)	5.461	4/25/2039	227,972
477,041	SACO I Trust 2006-3, 1M Libor + 0.36%	0.508	4/25/2036	474,362
163,368	SACO I Trust 2006-6, 1M Libor + 0.26%	0.408	6/25/2036	161,021
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	7/19/2044	650,746
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	5/25/2034	703,486
565,943	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	2.735	12/25/2032	526,954
52,691	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	2.053	8/25/2035	50,322
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	1.537	5/25/2035	46,125
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	3.148	12/25/2037	2,350,502
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	3.148	2/25/2034	28,762
41,940	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	2.323	2/25/2034	42,858
38,488	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	1.873	2/25/2034	38,594
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	1.828	9/25/2034	144,007
45,694	Security National Mortgage Loan Trust 2005-1, 1M Libor + 0.40%, 144A	0.548	2/25/2035	45,539
114,919	Sequoia Mortgage Trust 2007-1 (A)	2.828	2/20/2047	102,945
201,282	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	1.277	9/20/2032	184,984
200,000	SG Mortgage Securities Trust 2006-OPT2, 1M Libor + 0.15%	0.298	10/25/2036	186,636
203,619	Soundview Home Loan Trust 2004-WMC1, 1M Libor + 1.20%	1.348	1/25/2035	199,421
1,105,106	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	0.468	11/25/2036	1,100,867
353,676	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	0.328	7/25/2037	337,682
1,361,758	Soundview Home Loan Trust 2007-OPT4, 1M Libor + 1.00%	1.148	9/25/2037	1,095,397
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	4.648	6/25/2034	173,695
728,875	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	2.698	2/25/2035	719,409
53,879	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	2.098	2/25/2035	54,232
25,952	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	2.773	7/25/2035	26,285
1,595,928	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	0.298	11/25/2037	1,099,326
3,758,088	Starwood Retail Property Trust 2014-STAR, 1M Libor + 1.47% 144A	1.629	11/15/2027	2,668,243
1,724,524	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (A)	3.312	9/25/2035	1,481,117
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	4.648	10/25/2033	214,695
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	1.528	4/25/2033	258,402
79,256	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 0.72%	0.868	4/25/2033	77,863
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	5.023	6/25/2033	146,508
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	2.773	8/25/2033	71,298
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	4.648	10/25/2033	490,765
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	3.148	5/25/2034	515,688
1,734,865	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 3.75%	3.898	9/25/2034	1,739,333
77,135	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	1.873	9/25/2034	77,056
114,503	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	1.078	9/25/2034	112,699
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	2.923	10/25/2034	71,516
130,688	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.63%	2.773	10/25/2034	129,123
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	1.423	12/25/2034	507,373
2,747,796	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	0.608	5/25/2045	2,016,832
4,975,948	Structured Asset Mortgage Investments II Trust 2005-AR5 (A)	0.664	7/19/2035	79,629
348,544	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	0.568	4/25/2036	323,527
16,995	Structured Asset Mortgage Investments II Trust 2006-AR7, 1M Libor +0.20%	0.348	8/25/2036	35,376
718,254	Structured Asset Mortgage Investments II Trust 2007-AR7 (A)	3.007	5/25/2047	608,519
594,315	Structured Asset Securities Corp (A), 144A	4.749	7/25/2035	470,387
263,701	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	1.198	3/25/2035	1,359,144
941,654	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	940,202
2,543,534	Structured Asset Securities Corp Mortgage Loan Trust 2006-BC6, 1M Libor + 0.27%	0.418	1/25/2037	3,187,380
38,394	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	36,769
144,700	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-9A (A)	2.546	3/25/2033	114,912
181,196	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (B)	5.348	11/25/2033	130,949
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (B)	5.670	3/25/2034	175,903
268,028	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	258,969
685,778	SunTrust Alternative Loan Trust 2006-1F	6.000	4/25/2036	531,607
133,596	Terwin Mortgage Trust 2003-7SL, 144A (A)	8.000	12/25/2033	128,534
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 89.3% (continued)
414,617	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	1.423	7/25/2034	$ 410,598
931,222	Terwin Mortgage Trust 2004-18SL, 144A (A)	8.000	10/25/2034	931,481
376,242	Terwin Mortgage Trust 2006-HF-1 (A)	4.560	2/25/2037	417,450
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (A)	6.000	7/25/2034	177,752
41,581	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (A)	8.000	10/25/2034	38,002
735,325	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	4.273	1/25/2034	778,880
2,248,279	UCFC Home Equity Loan Trust 1998-D (A)	7.750	4/15/2030	2,339,767
2,450,000	US 2018-USDC, 144A (A)	4.493	5/13/2038	2,090,079
106,275	Voyager CNTYW Delaware Trust, 144A (A)(C)	15.938	2/16/2036	95,332
25,110,650	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust (A)	2.276	11/25/2045	1,465,490
657,216	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, COF11 + 1.50%	2.029	5/25/2046	623,620
1,783,721	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-1 Trust, 1M Libor +0.37%	0.518	2/25/2037	1,052,537
485,582	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	1.319	12/25/2046	445,990
2,221,081	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	0.208	10/25/2036	1,176,607
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 (A)	4.275	7/15/2046	914,294
1,250,000	Wells Fargo Commercial Mortgage Trust 2016-C32, 144A (A)	3.788	1/15/2059	1,136,793
846,758	Wells Fargo Commercial Mortgage Trust 2016-C34 (A)	5.024	6/15/2049	761,870
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34, 1M Libor, 144A (A)(C)	2.024	6/15/2049	1,358,156
2,500,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL, 1M Libor + 3.49%, 144A	3.650	2/15/2037	2,096,471
1,850,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL, 1M Libor + 2.74%, 144A	2.899	2/15/2037	1,681,241
1,104,823	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (A)	5.000	10/25/2034	1,037,636
522,115	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	2.968	10/25/2034	521,952
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	3.898	4/25/2035	1,849,682
322,971	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	3.898	4/25/2035	336,867
150,083	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	1.573	4/25/2034	149,652
24,502	Wilshire Mortgage Loan Trust, 144A, (A)	8.990	5/25/2028	12,061
63,318	Wilshire Mortgage Loan Trust, (A)	7.425	5/25/2028	65,311
65,324	Wilshire Mortgage Loan Trust, (A)	6.835	3/25/2028	67,672
212,180	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	0.548	6/25/2037	89,727
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $567,177,883)			612,780,460

	U.S. TREASURY BONDS - 3.3%
10,000,000	United States Treasury Bond	1.125	5/15/2040	9,498,438
14,000,000	United States Treasury Bond	1.125	8/15/2040	13,258,438
	TOTAL U.S. TREASURY BONDS (Cost $23,695,443)			22,756,876

Shares	SHORT TERM INVESTMENTS - 5.6%
	MONEY MARKET FUNDS - 5.6%
4,763,238	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 0.01% *			4,763,238
33,481,336	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, to yield 0.00% *			33,481,336
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,244,574)			38,244,574

	TOTAL INVESTMENTS - 100.6% (Cost - $651,425,735)			$ 690,094,883
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%			(3,864,684)
	NET ASSETS - 100.0%			686,230,199

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
** Illiquid security. Total illiquid securities represents 3.69% of net assets as of December 31, 2020.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2020 144A, securities amounted to $154,738,566 or 22.55% of net assets.
LIBOR - London Interbank Offered Rate
(A) Variable rate security.
(B) STEP Coupon Bond

(C) Interest only variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at December 31, 2020.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities	$ -	$ 16,312,973	$ -	$ 16,312,973
Non-Agency Residential Mortgage Backed Securities	-	612,780,460	-	612,780,460
U.S. Treasury Bonds	-	22,756,876	-	22,756,876
Short-Term Investments	38,244,574	-	-	38,244,574
Total	$ 38,244,574	$ 651,850,309	$ -	$ 690,094,883

* Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$ 408,196
Total realized gain (loss)	699,996
Appreciation (Depreciation)	(408,192)
Purchases	-
Proceeds from Sales	(700,000)
Net transfers in/out of level 3	-
Ending Value	$ -

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 651,425,735	$ 61,723,954	$ (23,054,806)	$ 38,669,148